Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions
14	Related party transactions

Name of entity	Relationships with the Group
Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs	Controlled by the CEO of the Group

During the years ended December 31, 2023, 2024 and 2025, the Group had the following material related party transactions:

(a)	Transactions with related parties

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Services provided to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs
Agent services provided to the Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	142	134	101

Services received from Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs
Product development labor service	882	612	2,077
Internet service	183	272	613
*

Agent services provided to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs mainly refer to the sale of management service of Philippine tutors, and these Philippine tutors would deliver the lessons services to the students in Mainland China.

(b)	Balances with related parties

	As of December, 31
	2024	2025
	US$	US$
Amounts due to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	2,853	3,333
*	The balance represents net settled services and other payables and receivables between the Company and Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs.